RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Suzhou Kesheng Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	$ 9,278	$ 9,740
Suzhou Kecheng Venture Capital Center (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	(7,389)	(7,758)
Beijing Cabelongteng Investment Center (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	186,733	(1,303)
Hu Zi Yong [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	(82,799)
Nie Yu [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	(676)
Jiang Feng [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	(676)
Guo Li [Member]
Related Party Transaction [Line Items]
Due from (to) related parties	$ (124,271)	$ (71,117)